Annual Fund Operating Expenses - Elements International Small Cap Portfolio	Oct. 01, 2020
Class M
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.95%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.83%